UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-NEW  (OLD 028-03929)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 05, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03929                      Formerly dba SCHARF JEFFREY ROBERT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $414,349 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    18299   588573 SH       SOLE                        0     4355   584218
ALCON INC                      COM SHS          H01301102    18466   159021 SH       SOLE                        0     1350   157671
AT&T INC                       COM              00206R102    18329   737878 SH       SOLE                        0     5935   731943
AUTOMATIC DATA PROCESSING IN   COM              053015103    16085   453879 SH       SOLE                        0     3705   450174
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    19219     6637 SH       SOLE                        0       53     6584
CADBURY PLC                    SPONS ADR        12721E102     4489   130495 SH       SOLE                        0     4340   126155
CADBURY PLC ORD                Ordinary         G1843B107    13797  1615815 SH       SOLE                        0        0  1615815
CANADIAN NATL RY CO            COM              136375102    21933   510544 SH       SOLE                        0     4349   506195
DISNEY WALT CO                 COM DISNEY       254687106    18522   793932 SH       SOLE                        0     6720   787212
DST SYS INC DEL                COM              233326107    19160   518530 SH       SOLE                        0     4090   514440
FISERV INC                     COM              337738108    24484   535641 SH       SOLE                        0     4315   531326
GENL AMERN INVS PREF B         Preferred B      368802401     4243   176789 SH       SOLE                        0     1710   175079
GOLDMAN SACHS SER D PFD        Preferred D      38144G804     1845   114935 SH       SOLE                        0      800   114135
GRAINGER W W INC               COM              384802104    18932   231217 SH       SOLE                        0     2130   229087
JOHNSON & JOHNSON              COM              478160104    19361   340871 SH       SOLE                        0     2655   338216
MCDONALDS CORP                 COM              580135101    16567   288170 SH       SOLE                        0     2240   285930
MCKESSON CORP                  COM              58155Q103    21491   488423 SH       SOLE                        0     3835   484588
MICROSOFT CORP                 COM              594918104    25529  1073990 SH       SOLE                        0     8060  1065930
NESTLE S A REG B ADR           SPONSORED ADR    641069406    10541   280143 SH       SOLE                        0     4067   276076
NESTLE S A REG ORD             Ordinary         H57312466     8983   238761 SH       SOLE                        0        0   238761
NOKIA CORP                     SPONSORED ADR    654902204     7619   522547 SH       SOLE                        0     3530   519017
NOVARTIS A G                   SPONSORED ADR    66987V109    18638   456928 SH       SOLE                        0     3670   453258
QUALCOMM INC                   COM              747525103      274     6055 SH       SOLE                        0        0     6055
SAP AG                         SPON ADR         803054204    14343   356881 SH       SOLE                        0     3280   353601
SPDR GOLD TRUST                GOLD SHS         78463V107    18219   199819 SH       SOLE                        0     1620   198199
SUNCOR ENERGY INC              COM              867229106    17553   578557 SH       SOLE                        0     5265   573292
SYSCO CORP                     COM              871829107    17428   775269 SH       SOLE                        0     6395   768874